CONVERTIBLE NOTES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capped Call Transactions	$ 45,338
Convertible Notes [Member]
Principal amount	$ 442,750
Coupon rate	0.00%
Maturity date	Jan. 01, 2023
Conversion rate	$ 7.0113
Carrying amount of equity component representing conversion option	$ 105,400
Effective interest rate	6.20%
Debt issuance costs	$ 11,500
Issuance costs attributable to liability component	9,600
Convertible Notes [Member] | Third Party Consultants [Member]
Debt issuance costs	1,100
Convertible Notes [Member] | Ordinary Shares [Member]
Principal amount	$ 1,000
Conversion rate	$ 142.63